Material Related Party Transactions - Details of Significant Transactions with Related Parties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance lease of aircraft [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 8,221	¥ 6,831
Operating lease charges on aircraft [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	91
Consideration of disposal of aircraft [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	481
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Acquisition of a subsidiary		47	¥ 400
Acquisition of property, plant and equipment			56
Equity transaction	1,602
CSAH and its affiliates [member] | Cargo handling income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4	3	6
CSAH and its affiliates [member] | Aviation material sales income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	6	4
CSAH and its affiliates [member] | Entrusted management income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	27
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	9	8	1
CSAH and its affiliates [member] | Cargo handling charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	111	112	117
CSAH and its affiliates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	14	44	99
CSAH and its affiliates [member] | Transportation expense [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	10
CSAH and its affiliates [member] | Maintenance material purchase expense and lease charges for maintenance material [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	98	43
CSAH and its affiliates [member] | Software service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	5	4
CSAH and its affiliates [member] | Air catering supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	135	125	124
CSAH and its affiliates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	1,184	1,537	1,877
CSAH and its affiliates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	294	189	193
CSAH and its affiliates [member] | Handling charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions			60
CSAH and its affiliates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	106	72	70
CSAH and its affiliates [member] | Acquisition of property [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	160
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	5	12	14
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	13	7	8
Joint ventures and associates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	786
Joint ventures and associates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	28	26
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	7	6	3
Joint ventures and associates [member] | Repairing charges and maintenance material purchase expenses[member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,692	2,492	2,073
Joint ventures and associates [member] | Flight simulation service charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions		194	342
Joint ventures and associates [member] | Training expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions		36	110
Joint ventures and associates [member] | Ground service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	123	123	120
Joint ventures and associates [member] | Air catering supplies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	98	109	115
Joint ventures and associates [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	105	74	71
Joint ventures and associates [member] | Maintenance material sales and handling income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	15	28	10
Joint ventures and associates [member] | Disposal of equipment [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions			39
Joint ventures and associates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions		18	33
Joint ventures and associates [member] | Entrustment income for advertising media business [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	1	20	22
Joint ventures and associates [member] | Repairing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	11	1	12
Joint ventures and associates [member] | Air catering supplies income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	16	26	23
Joint ventures and associates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	20	26	26
Joint ventures and associates [member] | Ground service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	13	10	9
Joint ventures and associates [member] | Labor service income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	22	20
Other related companies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	3	4
Other related companies [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	10	10	9
Other related companies [member] | Air tickets income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	9	6	9
Other related companies [member] | Computer reservation services [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	592	576	523
Other related companies [member] | Aviation supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	48	39	¥ 36
Other related companies [member] | Canteen service [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 19	¥ 15